Summary of Assumptions Used to Determine Benefit Obligations (Detail) (UK Plan)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligations	4.40%	4.50%
Salary increases, benefit obligations	3.00%	3.20%
Discount rate, periodic pension costs	4.50%	4.70%
Expected return on UK Plan assets, periodic pension costs	5.00%	4.75%
Salary increases, periodic pension costs	3.20%	3.20%